Unaudited Condensed Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 CNY (¥) ¥ / shares	Sep. 30, 2020 CNY (¥) ¥ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 CNY (¥) ¥ / shares
Unaudited Condensed Consolidated Statements of Comprehensive Income
Revenues	¥ 285,607	$ 42,066	¥ 313,464	¥ 566,520	$ 83,440	¥ 586,839
Cost of revenues	(44,698)	(6,583)	(48,315)	(88,161)	(12,985)	(94,064)
Gross profit	240,909	35,483	265,149	478,359	70,455	492,775
Operating expenses
Research and development	(4,953)	(729)	(6,399)	(9,298)	(1,369)	(11,100)
Sales and marketing	(54,124)	(7,972)	(64,880)	(109,184)	(16,080)	(125,517)
General and administrative	(42,671)	(6,285)	(49,435)	(87,207)	(12,843)	(99,337)
Total operating expenses	(101,748)	(14,986)	(120,714)	(205,689)	(30,292)	(235,954)
Operating income	139,161	20,497	144,435	272,670	40,163	256,821
Other (expenses)/income, net
Interest income	8,810	1,298	6,502	15,577	2,294	12,722
Foreign currency exchange (losses)/ gains	66	10	(162)	108	16	(190)
Change in fair value of equity securities	5,699	839	(7,043)	24,104	3,550	2,936
Dividend income	1,281	189		1,281	189	507
Others	1,195	176	422	2,918	430	762
Total other (expenses)/income, net	17,051	2,512	(281)	43,988	6,479	16,737
Income before income tax	156,212	23,009	144,154	316,658	46,642	273,558
Income tax expense	(22,890)	(3,371)	(22,087)	(48,911)	(7,205)	(41,563)
Net income	133,322	19,638	122,067	267,747	39,437	231,995
Net income attributable to non-controlling interests	(1,888)	(278)	(1,714)	(3,804)	(560)	(3,298)
Net income attributable to Global Cord Blood Corporation's shareholders	¥ 131,434	$ 19,360	¥ 120,353	¥ 263,943	$ 38,877	¥ 228,697
Earnings per share:
Basic | (per share)	¥ 1.08	$ 0.16	¥ 0.99	¥ 2.17	$ 0.32	¥ 1.88
Diluted | (per share)	¥ 1.08	$ 0.16	¥ 0.99	¥ 2.17	$ 0.32	¥ 1.88
Other comprehensive income/(losses), net of nil income taxes
Foreign currency translation adjustments	¥ (4,202)	$ (619)	¥ 12,800	¥ (4,641)	$ (684)	¥ 23,153
Comprehensive income	129,120	19,019	134,867	263,106	38,753	255,148
Comprehensive income attributable to non-controlling interests	(1,888)	(278)	(1,714)	(3,804)	(560)	(3,298)
Comprehensive income attributable to Global Cord Blood Corporation's shareholders	¥ 127,232	$ 18,741	¥ 133,153	¥ 259,302	$ 38,193	¥ 251,850